Accumulated Other Comprehensive Income (Loss) - Schedule of Accumulated Other Comprehensive Income (loss) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance, beginning of period	$ 4	$ 259	$ (65)	$ (62)	$ (62)	$ (1)
Other comprehensive income (loss) before reclassifications	40	(10)	187	478	1	(95)
Amounts reclassified from accumulated other comprehensive income (loss)	(3)	(6)	(45)	(8)	(6)
Income taxes	(12)	5	(48)	(160)	2	34
Net current-period other comprehensive income (loss)	25	(11)	94	310	(3)	(61)
Balance, end of period	$ 29	$ 248	$ 29	$ 248	$ (65)	$ (62)